REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 5,429	$ 5,138	$ 10,821	$ 10,325
Utilities
Disclosure of operating segments [line items]
Revenue	2,187	2,014	4,317	4,092
Midstream
Disclosure of operating segments [line items]
Revenue	984	1,100	2,033	2,215
Transport
Disclosure of operating segments [line items]
Revenue	1,150	1,251	2,324	2,512
Data
Disclosure of operating segments [line items]
Revenue	$ 1,108	$ 773	$ 2,147	$ 1,506